Equity (Details) - Schedule of key assumption used in estimates - $ / shares	2 Months Ended
	Jun. 30, 2021	Apr. 20, 2021	Jun. 30, 2020	Apr. 30, 2020	Jun. 30, 2019	May 24, 2019
Equity (Details) - Schedule of key assumption used in estimates [Line Items]
Terms of warrants		5 years 6 months		5 years 6 months
Exercise price (in Dollars per share)		$ 4.65		$ 3.6
Risk free rate of interest		0.46%		0.46%
Dividend yield		0.00%		0.00%
Annualized volatility of underlying stock		57.02%		55.87%
Private Placement Warrants [Member]
Equity (Details) - Schedule of key assumption used in estimates [Line Items]
Terms of warrants	1 year 4 months 20 days		2 years 4 months 20 days
Exercise price (in Dollars per share)	$ 13.1		$ 13.1
Risk free rate of interest	0.46%		0.29%
Dividend yield	0.00%		0.00%
Annualized volatility of underlying stock	164.26%		174.05%
Series A Warrants [Member]
Equity (Details) - Schedule of key assumption used in estimates [Line Items]
Terms of warrants	2 years 10 months 24 days		3 years 10 months 24 days		4 years 10 months 24 days	5 years
Exercise price (in Dollars per share)	$ 0.51		$ 0.51		$ 1.86	$ 1.86
Risk free rate of interest	0.46%		0.29%		2.77%	2.77%
Dividend yield	0.00%		0.00%		0.00%	0.00%
Annualized volatility of underlying stock	164.26%		174.05%		187.99%	189.72%